Related party transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions

15. Related party transactions

The directors and senior executives who have the authority and responsibility for planning, directing and controlling the entity are considered to be key management personnel. Total remuneration in respect of these individuals is disclosed in the table below:

	Six months ended June 30, 2023	Six months ended June 30, 2022
	£	£
Short-term employee benefits	959,182	859,730
Share-based payments	130,048	827,913
	1,089,230	1,687,643